Leasing Arrangements - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 27, 2014	Dec. 28, 2013	Dec. 29, 2012
Leases [Abstract]
Rent expense, including short-term rentals	$ 5.5	$ 4.0	$ 3.5
Royalty expense recorded in cost of revenue	$ 9.0	$ 4.5	$ 3.9